Employee benefits - Plan assets composition (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Equity instruments	$ 8.7	$ 9.1
Debt instruments	13.0	12.4
Cash and deposits	2.5	2.7
Other	3.1	2.9
Fair value of the plan assets	$ 27.3	$ 27.1